Note 34 - Business combinations (Details) - Mattrs Pipe Coating Business Unit [Member] $ in Millions	Nov. 30, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment	$ 115.0
Intangible assets	14.0
Working capital	(2.0)
Cash and Cash Equivalents	20.0
Provisions	(7.0)
Other assets and liabilities, net	11.0
Net assets acquired	152.5
Preliminary
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment	126.0
Intangible assets	29.0
Working capital	(13.0)
Cash and Cash Equivalents	21.0
Provisions	(7.0)
Other assets and liabilities, net	13.0
Net assets acquired	$ 169.0